Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 168
Other current receivables	373	634
Total current assets	373	802
Non-current assets
Intangible assets, net	16,450	16,486
Goodwill	32,957	32,957
Property, plant and equipment, net	316	411
Right of use assets	348	389
Investment in associated companies	115	115
Total non-current assets	50,186	50,358
Total assets	50,559	51,160
Current liabilities
Bank overdraft	21
Trade payables	11,654	10,515
Other payables	3,440	2,483
Convertible notes	1,883	1,390
Warrants - derivative financial liability	749	1,143
Pre-paid advance		700
Bridge loans liabilities	2,023	1,750
Lease liabilities	42	41
Total current liabilities	19,812	18,022
Non-current liabilities
Lease liabilities	388	411
Bridge loans liabilities		483
Total non-current liabilities	388	894
Total liabilities	20,200	18,916
Equity
Issued capital and additional paid in capital	71,810	62,901
Foreign currency translation reserve	(419)	(491)
Accumulated losses	(61,627)	(50,934)
Total equity attributable to owners of the parent	9,764	11,476
Non- controlling interest	20,595	20,768
Total equity	30,359	32,244
Total liabilities and shareholders’ equity	$ 50,559	$ 51,160